Consolidated Balance Sheets (Q3) (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	May 06, 2019	Dec. 31, 2018
Consolidated Balance Sheets [Abstract]
Redeemable Series E preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Redeemable Series E preferred stock, authorized (in shares)	2,900,000	2,900,000
Redeemable Series E preferred stock, issued (in shares)	1,387,378	1,387,378
Redeemable Series E preferred stock, outstanding (in shares)	1,387,378	1,387,378
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	200,000,000	88,000,000		16,303,928
Common stock or units, issued (in shares)	49,139,708	47,977,390		11,661,485
Common stock, outstanding (in shares)	49,139,708	47,977,390		11,661,485